Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income	$ 1,293	$ 810	$ 170
Other comprehensive income (loss), net of tax :
Currency translation adjustments arising during the period	(87)	224	(57)
Foreign currency translation adjustments	(87)	224	(57)
Net unrealized gains arising during the period	(2)	(2)
Net unrealized gains (losses) on securities	(2)	(2)
Net unrealized (losses) gains arising during the period	(79)	122	(33)
Less : reclassification adjustment for (income) losses included in net income	(1)	(30)	9
Net unrealized gains (losses) on derivatives	(80)	92	(24)
Net gains (losses) arising during the period	(11)	3	(8)
Less : amortization of prior service cost included in net periodic pension cost	1		1
Defined benefit pension plans	(10)	3	(7)
Other comprehensive (loss) income, net of tax	(179)	317	(88)
Comprehensive income (loss)	1,114	1,127	82
Less : comprehensive income (loss) attributable to noncontrolling interest	6	8	6
Comprehensive income (loss) attributable to the company's stockholders	$ 1,108	$ 1,119	$ 76